UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC., 80 Arkay Dr Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

5/31

Date of reporting period: 8/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2013

Principal Amount ($)			Coupon Rate (%)	Maturity	Value ($)
		BONDS & NOTES - 87.0%
		AGRICULTURE - 0.2%
1,000,000		Bunge Ltd. Finance Corp.	5.3500	4/15/2014	1,027,059

		AUTO MANUFACTURERS - 0.2%
1,000,000		Daimler Finance North America LLC (a,b)	0.8856	3/28/2014	1,002,035

		AUTO PARTS & EQUIPMENT - 0.9%
2,000,000		American Axle & Manufacturing Holdings, Inc. (b)	9.2500	1/15/2017	2,145,000
3,000,000		Lear Corp.	7.8750	3/15/2018	3,210,000
					5,355,000
		BANKS - 24.2%
1,000,000		Abbey National Treasury Services PLC	2.8750	4/25/2014	1,013,349
1,000,000		Abbey National Treasury Services PLC (b)	3.8750	11/10/2014	1,030,569
1,000,000		Abbey National Treasury Services PLC	3.8750	11/10/2014	1,030,569
500,000		Associated Banc-Corp.	1.8750	3/12/2014	500,621
1,100,000		Bank of America Corp. (a)	0.5942	8/15/2016	1,062,063
8,000,000		Bank of America Corp.	7.3750	5/15/2014	8,369,712
1,000,000		Banque Internationale a Luxembourg SA (a)	0.9929	7/5/2016	920,000
4,000,000		Barclays Bank PLC	4.8750	Perpetual	4,287,400
3,200,000		Barclays Bank PLC	14.0000	Perpetual	6,567,166
2,000,000		BBVA Bancomer SA (b)	6.7500	9/30/2022	2,051,000
1,000,000		BBVA US Senior SAU	3.2500	5/16/2014	1,008,913
3,250,000		BBVA US Senior SAU	4.6640	10/9/2015	3,364,371
6,000,000		BNP Paribas SA (a)	3.0223	12/20/2014	6,174,144
4,000,000		BNP Paribas SA (a,b)	5.1860	Perpetual	3,975,000
7,900,000		BPCE SA ( c)	2.8500	Perpetual	5,999,260
1,000,000		Capital One Financial Corp.	7.3750	5/23/2014	1,047,331
7,000,000		Citigroup, Inc. (a)	0.5443	6/9/2016	6,798,841
1,900,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	8.3750	Perpetual	2,030,625
1,500,000		Credit Agricole SA	1.9160	Perpetual	1,301,061
5,300,000		Deutsche Bank Capital Finance Trust I (c)	2.0520	Perpetual	4,264,974
5,200,000		Deutsche Bank Capital Funding Trust VI (c)	4.6920	Perpetual	6,191,006
1,000,000		Fifth Third Bancorp (a)	0.6923	12/20/2016	986,611
7,565,000		Fifth Third Capital Trust IV (a)	6.5000	4/15/2037	7,536,631
1,500,000		Goldman Sachs Group, Inc. (a)	0.7226	3/22/2016	1,484,764
65,000		Goldman Sachs Group, Inc. (a)	0.8756	9/29/2014	65,053
500,000		Goldman Sachs Group, Inc.	5.1500	1/15/2014	508,294
2,000,000		Hypothekenbank Frankfurt International SA	5.1250	1/21/2016	2,125,720
3,000,000		ING Bank NV (b)	5.1250	5/1/2015	3,126,522
4,130,000		JP Morgan Chase Capital XXIII (a)	1.2642	5/15/2047	3,097,500
1,000,000		JPMorgan Chase & Co. (a)	0.8821	2/26/2016	999,943
2,000,000		JPMorgan Chase & Co. (a)	1.0233	5/2/2014	2,008,310
4,000,000		JPMorgan Chase Capital XXI (a)	1.2156	2/2/2037	3,040,000
1,000,000		Morgan Stanley (a)	0.7481	10/15/2015	990,745
3,000,000		Morgan Stanley	5.5500	4/27/2017	3,305,445
3,900,000		Nordea Bank AB (c )	1.8130	Perpetual	3,558,456
2,000,000		Nordea Bank AB (a)	8.3750	Perpetual	2,160,000
2,000,000		Nordea Bank AB	8.3750	Perpetual	2,160,000
6,310,000		PNC Financial Services Group, Inc. (a)	4.4831	Perpetual	6,325,775

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2013

Principal Amount ($)			Coupon Rate (%)	Maturity	Value ($)
		BANKS - 24.6% (Continued)
2,000,000		Regions Bank/Birmingham AL	7.5000	5/15/2018	2,340,864
6,935,000		Royal Bank of Scotland Group PLC	5.0000	11/12/2013	6,947,136
5,267,000		Royal Bank of Scotland PLC (a)	9.5000	3/16/2022	5,979,167
2,000,000		Santander Financial Issuances Ltd.	7.2500	11/1/2015	2,139,534
3,000,000		Santander US Debt SAU (b)	2.9910	10/7/2013	3,003,489
4,550,000		State Street Capital Trust IV (a)	1.2733	6/15/2037	3,731,000
600,000		SunTrust Capital III (a)	0.9233	3/15/2028	492,000
3,000,000		Turkiye Garanti Bankasi AS	4.0000	9/13/2017	2,827,500
3,000,000		UniCredit Bank Austria AG (b)	7.2500	2/15/2017	3,401,574
4,000,000		Wachovia Capital Trust III (a)	5.5698	Perpetual	3,800,000
1,000,000		Zions Bancorporation (a)	7.2000	Perpetual	997,500
1,342,000		Zions Bancorporation	7.7500	9/23/2014	1,429,353
					149,556,861
		BEVERAGES - 0.4%
2,500,000		Coca-Cola HBC Finance BV	5.1250	9/17/2013	2,503,640
225,000		PepsiCo, Inc. (a)	0.4721	2/26/2016	225,248
					2,728,888
		BUILDING MATERIALS - 0.1%
329,000		Cemex Finance LLC (b)	9.5000	12/14/2016	348,740

		COAL - 1.7%
1,000,000		CONSOL Energy, Inc.	8.0000	4/1/2017	1,060,000
2,000,000		Korea Resources Corp.	2.1250	5/2/2018	1,916,996
					2,976,996
		COMMERCIAL SERVICES - 1.2%
1,000,000		McGraw Hill Financial, Inc.	5.9000	11/15/2017	1,076,584
3,300,000		Moody's Corp.	5.5000	9/1/2020	3,536,000
2,000,000		Weight Watchers International, Inc. (a)		4/2/2020	1,975,000
840,000		Western Union Co./The (a)	1.2621	8/21/2015	841,708
					7,429,292
		COMPUTERS - 0.8%
500,000		Apple, Inc. (a)	0.3156	5/3/2016	500,339
1,389,000		Computer Sciences Corp.	6.5000	3/15/2018	1,569,359
3,000,000		Hewlett-Packard Co.	4.7500	6/2/2014	3,083,820
					5,153,518
		COSMETICS/PERSONAL CARE - 0.3%
2,000,000		Avon Products, Inc.	5.7500	3/1/2018	2,159,336

		DIVERSIFIED FINANCIAL SERVICES - 8.7%
500,000		Banque PSA Finance SA	3.3750	4/4/2014	502,500
1,300,000		Cantor Fitzgerald LP (b)	6.3750	6/26/2015	1,358,500
4,500,000		General Electric Capital Corp. (a)	0.5333	9/15/2014	4,512,753
6,830,000		General Electric Capital Corp. (a)	6.3750	11/15/2067	7,231,263
2,000,000		HSBC Finance Corp. (a)	0.6895	6/1/2016	1,989,448
4,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.	7.7500	1/15/2016	4,150,000
7,500,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.	8.0000	1/15/2018	7,912,500
2,000,000		International Lease Finance Corp.	5.6250	9/20/2013	2,005,000
5,000,000		International Lease Finance Corp.	8.7500	3/15/2017	5,693,750
2,750,000		Merrill Lynch & Co., Inc. (a)	0.8156	5/2/2017	2,644,727
3,000,000		National Money Mart Co.	10.3750	12/15/2016	3,142,500
2,000,000		Northern Rock Asset Management PLC (b)	5.6250	6/22/2017	2,273,480
3,000,000		Skyway Concession Co. LLC (a,b)	0.5556	6/30/2017	2,715,000
2,000,000		SLM Corp. (a)	0.5659	1/27/2014	1,990,022
3,000,000		SLM Corp.	6.0000	1/25/2017	3,195,000
2,000,000		SLM Corp.	8.4500	6/15/2018	2,290,000
					53,606,443
Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2013

Principal Amount ($)			Coupon Rate (%)	Maturity	Value ($)
		ELECTRIC - 2.7%
2,633,000		EDP Finance BV	6.0000	2/2/2018	2,741,611
1,000,000		Enel Finance International NV (b)	3.8750	10/7/2014	1,025,534
1,000,000		Enel Finance International NV	3.8750	10/7/2014	1,025,236
1,000,000		Enel Finance International NV (b)	6.2500	9/15/2017	1,095,550
3,000,000		Enel Finance International NV	6.2500	9/15/2017	3,289,269
4,000,000		Iberdrola Finance Ireland Ltd. (b)	3.8000	9/11/2014	4,099,544
3,000,000		NRG Energy, Inc.	7.6250	5/15/2019	3,187,500
500,000		NRG Energy, Inc.	7.8750	5/15/2021	540,000
					17,004,244
		FOOD - 0.5%
200,000		Cadbury Schweppes US Finance LLC (b)	5.1250	10/1/2013	200,629
2,000,000		Safeway, Inc.	6.2500	3/15/2014	2,056,222
					2,256,851
		FOREIGN GOVERMENT - 0.6%
3,800,000		Venezuela Government International Bond	12.7500	8/23/2022	3,781,000

		HEALTHCARE-SERVICES - 0.5%
1,000,000		CHS/Community Health Systems, Inc.	5.1250	8/15/2018	1,025,000
2,000,000		HCA, Inc.	7.8750	2/15/2020	2,162,500
					3,187,500
		HOLDING COMPANIES-DIVERS - 0.7%
4,000,000		Hutchison Whampoa International 12 Ltd.	6.0000	Perpetual	4,230,000

		HOME FURNISHINGS - 0.1%
816,000		Whirlpool Corp.	8.6000	5/1/2014	857,248

		INSURANCE - 10.0%
3,600,000		Aegon NV (a,c)	2.0980	Perpetual	3,009,517
10,200,000		Aegon NV (a,c)	2.9215	Perpetual	8,051,370
2,770,000		Assurant Inc.	5.6250	2/15/2014	2,828,505
6,967,000		AXA SA (c)	1.5640	Perpetual	6,065,972
770,000		AXA SA (c)	2.8380	Perpetual	594,363
2,000,000		Genworth Holdings Inc.	6.5150	5/22/2018	2,236,536
7,053,000		ING Capital Funding Trust III (a)	3.8740	Perpetual	6,885,491
3,100,000		ING Groep NV (c)	2.3100	Perpetual	2,816,657
3,700,000		ING Groep NV (c)	2.7100	Perpetual	3,514,349
2,350,000		MBIA, Inc.	6.4000	8/15/2022	2,338,250
2,000,000		Principal Life Income Funding Trusts (a)	0.4464	11/8/2013	2,000,550
6,000,000		Prudential PLC	11.7500	Perpetual	6,709,500
9,000,000		Swiss Re Capital I LP (a,b)	6.8540	Perpetual	9,450,000
5,000,000		ZFS Finance USA Trust II (a,b)	6.4500	12/15/2065	5,362,500
					61,863,560
		IRON/STEEL - 3.5%
3,000,000		ArcelorMittal	9.5000	2/15/2015	3,303,750
5,600,000		Cliffs Natural Resources, Inc.	4.8750	4/1/2021	5,187,325
5,000,000		Glencore Funding LLC (b)	1.6281	1/15/2019	4,662,975
2,000,000		Glencore Funding LLC (b)	6.0000	4/15/2014	2,054,842
					15,208,892
		LEISURE TIME - 0.1%
350,000		Royal Caribbean Cruises Ltd.	11.8750	7/15/2015	412,125

		LODGING - 0.9%
5,000,000		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	7.8750	11/1/2017	5,262,500

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2013

Principal Amount ($)			Coupon Rate (%)	Maturity	Value ($)
		MACHINERY-DIVERSIFIED - 0.7%
2,000,000		Case New Holland, Inc. (b)	7.8750	12/1/2017	2,310,000
2,000,000		Case New Holland, Inc.	7.8750	12/1/2017	2,310,000
					4,620,000
		MEDIA - 0.3%
1,500,000		TV Azteca SAB de CV	7.5000	5/25/2018	1,590,000

		MINING - 2.2%
7,000,000		Barrick Gold Corp.	2.9000	5/30/2016	7,043,603
1,000,000		FMG Resources August 2006 Pty Ltd. (b)	7.0000	11/1/2015	1,035,000
4,650,000		Kinross Gold Corp.	3.6250	9/1/2016	4,636,096
1,000,000		Rio Tinto Finance USA PLC (a)	1.1133	6/17/2016	1,002,885
150,000		Xstrata Finance Canada Ltd. (b)	2.0500	10/23/2015	149,412
					13,866,996
		MISCELLANEOUS MANUFACTUR - 0.2%
1,200,000		Bombardier, Inc. (b)	4.2500	1/15/2016	1,246,500
100,000		Bombardier, Inc. (b)	7.7500	3/15/2020	112,125
					1,358,625
		MUNICIPAL - 1.6%
500,000		County of Wayne MI	10.0000	12/1/2040	492,000
700,000		Government Development Bank for Puerto Rico	3.8750	2/1/2017	661,136
3,100,000		Government Development Bank for Puerto Rico	4.3750	2/1/2019	2,844,653
2,960,000		Government Development Bank for Puerto Rico	4.7040	5/1/2016	2,916,636
1,057,500		Westchester Airport Associates Parking Facility Trust (b,c)	2.0000	8/1/2014	1,057,500
1,942,500		Westchester Airport Associates Parking Facility Trust (b,c)	2.5000	8/1/2015	1,942,500
					9,914,425
		OFFICE/BUSINESS EQUIPMENT - 0.3%
2,000,000		Pitney Bowes, Inc.	5.2500	1/15/2037	2,095,556

		OIL & GAS - 8.9%
6,360,000		Citgo Petroleum Corp. (b)	11.5000	7/1/2017	7,091,400
4,000,000		Gazprom OAO Via Gaz Capital SA	6.2120	11/22/2016	4,383,256
4,000,000		Gazprom OAO Via Gaz Capital SA (b)	8.1250	7/31/2014	4,258,800
2,000,000		Harvest Operations Corp.	2.1250	5/14/2018	1,918,738
1,700,000		Lukoil International Finance BV (b)	6.3750	11/5/2014	1,799,790
5,000,000		Petrobras Global Finance BV (a)	2.4081	1/15/2019	4,875,000
4,000,000		Petrobras International Finance Co.	3.5000	2/6/2017	4,011,516
1,700,000		Petrohawk Energy Corp.	7.2500	8/15/2018	1,852,150
3,350,000		Petrohawk Energy Corp.	10.5000	8/1/2014	3,496,730
250,000		Petroleos Mexicanos (a,b)	2.2862	7/18/2018	254,375
6,000,000		Plains Exploration & Production Co.	6.5000	11/15/2020	6,394,260
4,000,000		Rosneft Finance SA	7.5000	7/18/2016	4,450,000
4,480,000		Tesoro Corp.	9.7500	6/1/2019	4,933,600
5,054,000		United Refining Co.	10.5000	2/28/2018	5,635,210
					55,354,825
		OTHER ABS - 1.0%
2,000,000		ACAS CLO 2013-1 Ltd. (a,b,c)	4.0881	4/20/2025	1,961,600
2,440,000		Goldman Sachs Asset Management CLO PLC (a,b,c)	1.3650	8/1/2022	2,294,576
2,500,000		TCW Global Project Fund II Ltd. (a,b,c)	2.2181	6/15/2016	2,075,000
					6,331,176
		PHARMACEUTICALS - 0.7%
4,000,000		Warner Chilcott Co. LLC / Warner Chilcott Finance LLC	7.7500	9/15/2018	4,390,000

		PIPELINES - 0.3%
1,750,000		Energy Transfer Partners LP (a,b)	3.2825	11/1/2066	1,583,750

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2013

Principal Amount ($)			Coupon Rate (%)	Maturity	Value ($)
		RETAIL - 0.3%
1,000,000		Staples, Inc.	9.7500	1/15/2014	1,031,666
1,000,000		Toys R Us Property Co. II LLC	8.5000	12/1/2017	1,057,500
					2,089,166
		TELECOMMUNICATIONS - 5.0%
1,000,000		AT&T, Inc. (a)	0.6497	2/12/2016	1,003,455
5,000,000		Telecom Italia Capital SA	5.2500	11/15/2013	5,036,875
8,000,000		Telecom Italia Capital SA	5.2500	10/1/2015	8,365,000
3,000,000		Telefonica Emisiones SAU	4.9490	1/15/2015	3,126,732
8,000,000		Telefonica Emisiones SAU	6.4210	6/20/2016	8,779,512
2,000,000		Telemar Norte Leste SA	5.5000	10/23/2020	1,793,000
3,000,000		Telemar Norte Leste SA	5.5000	10/23/2020	2,680,575
					30,785,149
		TRANSPORTATION - 0.3%
2,000,000		Russian Railways via RZD Capital PLC	5.7390	4/3/2017	2,140,934

		TRUCKING&LEASING - 0.1%
540,000		Penske Truck Leasing Co. Lp / PTL Finance Corp. (b)	2.5000	7/11/2014	546,623

		U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.0%
8,593		Freddie Mac REMICS 3107 YO (e,f,g)	0.0000	2/15/2036	8,061
32,475		Freddie Mac REMICS 3213 OH (e,f,g)	0.0000	9/15/2036	25,992
					34,053

		TOTAL BONDS & NOTES ( Cost - $474,042,765)			482,109,366

		BANK LOANS
3,000,000		American Airlines, Inc. (a)	0.0000	6/27/2019	2,962,500
2,000,000		Goodyear Tire and Rubber	4.7500	4/19/2019	2,010,000
1,994,987		Hertz Corp.	3.7500	3/11/2018	1,994,987
500,000		HJ Heinz Co. (a)	2.5256	6/7/2019	501,250
500,000		HJ Heinz Co.(a)	2.7756	6/5/2020	502,500
		TOAL BANK LOANS (Cost $7,990,647)			7,971,237

		CONVERTIBLE BONDS
		COAL - 1.7%
4,700,000		Alpha Natural Resources, Inc.	2.3750	4/15/2015	4,274,063
4,500,000		Peabody Energy Corp.	4.7500	12/15/2041	3,504,375
					7,778,438
		GAS - 0.3%
43,000		CenterPoint Energy, Inc.	3.5473	9/15/2029	2,029,062

		INVESTMENT COMPANIES - 2.3%
5,000,000		Apollo Investment Corp.	5.7500	1/15/2016	5,281,250
4,000,000		Ares Capital Corp. (b)	4.7500	1/15/2018	4,100,000
1,000,000		Fifth Street Finance Corp.	5.3750	4/1/2016	1,055,000
4,000,000		Prospect Capital Corp. (b)	5.8750	1/15/2019	4,080,000
					14,516,250
		IRON/STEEL - 3.5%
50,000		ArcelorMittal	7.2500	4/1/2014	1,417,481
1,000,000		ArcelorMittal	5.0000	5/15/2014	1,023,125
3,600,000		United States Steel Corp.	2.7500	4/1/2019	3,730,500
					6,171,106
		PACKAGING & CONTAINERS - 0.3%
2,000,000		Owens-Brockway Glass Container, Inc. (b)	3.0000	6/1/2015	2,070,000

		REITS - 2.2%
8,000,000		Annaly Capital Management, Inc.	5.0000	5/15/2015	8,115,000
6,000,000		IAS Operating Partnership LP (b)	5.0000	3/15/2018	5,445,000
					13,560,000
Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2013

Principal Amount ($)			Coupon Rate (%)	Maturity	Value ($)
		SOFTWARE - 0.7%
4,000,000		Electronic Arts, Inc.	0.7500	7/15/2016	4,475,000

		TOTAL CONVERTIBLE BONDS (Cost $52,355,980)			50,599,856
			Dividend
Shares		PREFERRED STOCK - 2.1%	Rate (%)
		AUCTION RATE PREFERRED STOCKS - 0.3%
39		Eaton Vance Senior Floating-Rate Trust (c,d,h)	0.0000		975,000
27		Eaton Vance Senior Floating-Rate Trust (c,d,h)	0.1050		675,000
					1,650,000
		BANKS - 1.1%
3,700,000		Wells Fargo & Co. (a)	7.9800		4,125,500
115,000		Zions Bancorporation	9.5000		2,872,700
					6,998,200
		HOLDING COMPANIES-DIVERS - 0.7%
4,600		Pitney Bowes International Holdings, Inc. (b)	6.1250		4,583,038

		TOTAL PREFERRED STOCK (Cost - $13,253,450)			13,231,238

		SHORT-TERM INVESTMENTS - 9.6%
		MONEY MARKET FUND - 9.6%
59,243,982		JPMorgan 100% US Treasury Securities Money Market Fund 0.00% (a)			59,243,982
		TOTAL SHORT-TERM INVESTMENTS (Cost - $59,243,982)

		TOTAL INVESTMENTS - 98.7% ( Cost - $606,886,824)(i)			$ 613,155,679
		OTHER ASSETS LESS LIABILITIES - 1.3%			7,932,046
		NET ASSETS - 100.0%			$ 619,092,743

		ABS - Asset Backed Security
		REIT - Real Estate Investment Trust
		REMICs - Real Estate Mortgage Investment Conduits
	(a)	Variable rate security; the rate shown represents the rate at August 31, 2013.
	(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
		transactions exempt from registration to qualified institutional buyers. At August 31, 2013, these securities amounted
		to $101,375,983 or 16.4% of net assets.
	(c)	The value of this security has been determined in good faith under the polices of the Board of Trustees.
	(d)	The Advisor or trustees have determined these securities to be illiquid. At August 31, 2013, these securities amounted
		to $1,650,000 or 0.03 % of net assets.
	(e)	Principal only bond - non income producing.
	(f)	Collateralized mortgage obligation (CMO).
	(g)	Issuer oparates under a Congressional charter, its securities are neither issued nor guaranteed by the U.S.
		government. The Federal Home Loan Mortgage Corporation currently operates under a federal conservatorship.
	(h)	Rate shown represents the dividend rate as of August 31, 2013.
	(i)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $607,057,197 and
		differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:		$ 12,061,322
			Unrealized Depreciation:		(5,962,840)
			Net Unrealized Appreciation:		$ 6,098,482

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2013

Shares				Value($)
	COMMON STOCK - 2.0%
15,379	Apollo Investment Corp.			121,340
10,000	Ares Capital Corp.			175,800
10,000	Fifth Street Finance Corp.			103,600
10,000	Prospect Capital Corp.			110,700
7,500	TCP Capital Corp.			116,850
5,000	Triangle Capital Corp.			145,850
	TOTAL COMMON STOCK (Cost - $743,519)			774,140

Principal Amount ($)		Coupon Rate (%)	Maturity
	BONDS & NOTES - 68.4%
	BANKS - 21.8%
400,000	BAC Capital Trust XIV (a)	4.0000	Perpetual	324,000
600,000	Barclays Bank PLC	4.8750	Perpetual	643,110
500,000	Barclays Bank PLC	14.0000	Perpetual	1,026,120
300,000	BBVA International Preferred SAU (a)	5.9190	Perpetual	268,500
600,000	BNP Paribas SA (a,b)	5.1860	Perpetual	596,250
689,000	BPCE SA (c)	2.8500	Perpetual	523,227
500,000	Credit Agricole SA	1.9160	Perpetual	433,687
300,000	Credit Agricole SA (a,b)	6.6370	Perpetual	286,500
402,000	Deutsche Bank Capital Finance Trust I (c)	2.0520	Perpetual	323,494
660,000	Deutsche Bank Capital Funding Trust VI	4.6920	Perpetual	785,781
600,000	Fifth Third Capital Trust IV (a)	6.5000	4/15/2037	597,750
200,000	Morgan Stanley	7.3000	5/13/2019	237,040
300,000	Nordea Bank AB	1.8130	Perpetual	273,727
500,000	Nordea Bank AB (a)	8.3750	Perpetual	540,000
615,000	Royal Bank of Scotland PLC/The (a)	9.5000	3/16/2022	698,156
500,000	Turkiye Garanti Bankasi AS	5.2500	9/13/2022	425,000
300,000	Wachovia Capital Trust III (a)	5.5698	Perpetual	285,000
				8,267,342
	COAL - 1.0%
200,000	Arch Coal, Inc.	8.7500	8/1/2016	194,500
200,000	Walter Energy, Inc. (b)	9.8750	12/15/2020	169,000
				363,500
	COMPUTERS - 3.2%
200,000	Dell, Inc.	6.5000	4/15/2038	180,347
300,000	Hewlett-Packard Co.	4.3750	9/15/2021	288,603
200,000	Lexmark International, Inc.	5.1250	3/15/2020	205,020
500,000	Seagate HDD Cayman	7.0000	11/1/2021	543,750
				1,217,720
	DIVERSIFIED FINANCIAL SERVICES - 11.2%
250,000	Aircastle Ltd.	9.7500	8/1/2018	277,500
390,000	Cantor Fitzgerald LP (b)	6.3750	6/26/2015	407,550
500,000	General Electric Capital Corp. (a)	6.3750	11/15/2067	529,375
600,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	8.0000	1/15/2018	633,000
400,000	International Lease Finance Corp.	8.7500	3/15/2017	455,500
200,000	Jefferies Group LLC	8.5000	7/15/2019	243,327
200,000	NASDAQ OMX Group, Inc.	5.5500	1/15/2020	210,655
200,000	National Money Mart Co.	10.3750	12/15/2016	209,500
250,000	Nationstar Mortgage LLC / Nationstar Capital Corp.	10.8750	4/1/2015	262,500
500,000	Scottrade Financial Services, Inc. (b)	6.1250	7/11/2021	481,905
500,000	SLM Corp.	8.0000	3/25/2020	545,625
				4,256,437
Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2013

Principal Amount ($)		Coupon Rate (%)	Maturity	Value($)
	ELECTRIC - 0.8%
277,000	Enel Finance International NV	6.2500	9/15/2017	303,709

	FOREIGN GOVERMENT - 2.6%
1,000,000	Venezuela Government International Bond	12.7500	8/23/2022	995,000

	INSURANCE - 7.1%
400,000	Aegon NV (a)	2.0980	Perpetual	334,391
800,000	Aegon NV (a,c)	2.9215	Perpetual	631,480
600,000	AXA SA (c)	1.5640	Perpetual	522,403
115,000	AXA SA	2.8380	Perpetual	88,768
250,000	ING Capital Funding Trust III (a)	3.8740	Perpetual	244,063
500,000	ING Groep NV	2.3100	Perpetual	454,299
243,000	ING Groep NV (c)	2.7100	Perpetual	230,807
200,000	MBIA, Inc.	6.4000	8/15/2022	199,000
				2,705,211
	IRON/STEEL - 1.9%
150,000	ArcelorMittal	9.5000	2/15/2015	165,188
600,000	Cliffs Natural Resources, Inc.	4.8750	4/1/2021	555,785
				720,973
	LODGING - 0.8%
300,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	7.8750	11/1/2017	315,750

	MINING - 5.8%
300,000	Alcoa, Inc.	5.7200	2/23/2019	308,446
800,000	AngloGold Ashanti Holdings PLC	8.5000	7/30/2020	799,200
500,000	Barrick Gold Corp.	3.8500	4/1/2022	443,435
750,000	Kinross Gold Corp.	6.8750	9/1/2041	660,616
				2,211,697
	MISCELLANEOUS MANUFACTURING - 0.6%
200,000	Bombardier, Inc. (b)	7.7500	3/15/2020	224,250

	MUNICIPAL - 3.0%
435,000	County of Wayne MI	10.0000	12/1/2040	428,040
300,000	Government Development Bank for Puerto Rico	3.8750	2/1/2017	283,344
340,000	Government Development Bank for Puerto Rico	4.3750	2/1/2019	311,994
100,000	Government Development Bank for Puerto Rico	4.7040	5/1/2016	98,535
				1,121,913
	OIL & GAS - 6.9%
680,000	Citgo Petroleum Corp. (b)	11.5000	7/1/2017	758,200
400,000	Gazprom OAO Via Gaz Capital SA (b)	9.2500	4/23/2019	480,000
150,000	Lukoil International Finance BV (b)	6.3750	11/5/2014	158,805
300,000	Petrohawk Energy Corp.	7.2500	8/15/2018	326,850
540,000	United Refining Co.	10.5000	2/28/2018	602,100
200,000	Valero Energy Corp.	10.5000	3/15/2039	297,329
				2,623,284
	TELECOMMUNICATIONS - 1.7%
200,000	Telecom Italia Capital SA	7.1750	6/18/2019	218,651
300,000	Telemar Norte Leste SA	5.5000	10/23/2020	268,950
200,000	Telemar Norte Leste SA	5.5000	10/23/2020	178,705
				666,306

	TOTAL BONDS & NOTES (Cost - $25,598,619)			25,993,092

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2013

Principal Amount ($)		Coupon Rate (%)	Maturity	Value($)
	CONVERTIBLE BONDS - 13.5%
	COAL - 3.5%
600,000	Alpha Natural Resources, Inc.	2.3750	4/15/2015	545,625
1,000,000	Peabody Energy Corp.	4.7500	12/15/2041	778,750
				1,324,375
	DIVERSIFIED FINANCIAL SERVICES - 0.8%
300,000	BGC Partners, Inc.	4.5000	7/15/2016	304,875

	INVESTMENT COMPANIES - 3.5%
500,000	Apollo Investment Corp.	5.7500	1/15/2016	528,125
300,000	Ares Capital Corp. (b)	4.7500	1/15/2018	307,500
500,000	Prospect Capital Corp. (b)	5.8750	1/15/2019	510,000
				1,345,625
	IRON/STEEL - 1.6%
200,000	ArcelorMittal	5.0000	5/15/2014	204,625
400,000	United States Steel Corp.	2.7500	4/1/2019	414,500
				619,125
	OIL & GAS - 1.6%
300,000	Chesapeake Energy Corp.	2.2500	12/15/2038	273,375
7,000	CenterPoint Energy, Inc. (d)	3.5473	9/15/2029	330,312
				603,687

	REITS - 1.0%
400,000	IAS Operating Partnership LP (b)	5.0000	3/15/2018	363,000

	SOFTWARE - 1.5%
500,000	Electronic Arts, Inc.	0.7500	7/15/2016	559,375

	TOTAL CONVERTIBLE BONDS (Cost - $5,476,500)			5,120,062

Shares		Dividend Rate (%)
	PREFERRED STOCK - 4.1%
	BANKS - 0.7%
10,000	Zions Bancorporation	9.5000	Perpetual	249,800

	HOLDING COMPANIES-DIVERSIFIED - 1.0%
400	Pitney Bowes International Holdings, Inc. (b,c)	6.1250	Perpetual	398,525

	IRON/STEEL - 2.4%
20,000	ArcelorMittal	6.0000	Perpetual	415,200
25,000	Cliffs Natural Resources, Inc.	7.0000	Perpetual	491,500
				906,700

	TOTAL PREFERRED STOCK (Cost - $1,581,707)			1,555,025

	SHORT-TERM INVESTMENTS - 10.4%
	MONEY MARKET FUND - 10.4%
3,967,175	JPMorgan 100% US Treasury Securities Money Market Fund 0.00% (a)			3,967,175
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,967,175)

	TOTAL INVESTMENTS - 98.4% (Cost - $37,367,520) (e)			$ 37,409,494
	OTHER ASSETS LESS LIABILITIES - 1.6%			588,752
	NET ASSETS - 100.0%			$ 37,998,246

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2013

(a)	Variable rate security; the rate shown represents the rate at August 31, 2013.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
	transactions exempt from registration to qualified institutional buyers. At August 31, 2013, these securities amounted to
	$5,141,485 or 13.5% of net assets.
(c)	The value of this security has been determined in good faith under the policies of the Board of Trustees.
(d)	Step Coupon
(e)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $37,412,014
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:	$ 918,743
			Unrealized Depreciation:	(921,263)
			Net Unrealized Depreciation:	$ (2,520)

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2013

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange (“NYSE”) close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Each Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2013

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of August 31, 2013 for each Fund’s assets and liabilities at fair value.

Leader Short Term Bond Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$ -	$ 482,109,366	$ -	$ 482,109,366
Bank Loans	-	7,971,237	-	7,971,237
Convertible Bonds	-	50,599,856	-	50,599,856
Preferred Stock	11,581,238	1,650,000	-	13,231,238
Short-Term Investments	59,243,982	-	-	59,243,982
Total Investments	$ 70,825,220	$ 542,330,459	$ -	$ 613,155,679
Liabilities - Derivatives
Forward Foreign Currency Exchange Contracts	$ -	$ (101,146)	$ -	$ (101,146)
Total	$ 70,825,220	$ 542,229,313	$ -	$ 613,054,533

Leader Total Return Fund

Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 774,140	$ -	$ -	$ 774,140
Bonds & Notes	-	25,993,092	-	25,993,092
Convertible Bonds	-	5,120,062	-	5,120,062
Preferred Stock	1,555,025	-	-	1,555,025
Short-Term Investments	3,967,175	-	-	3,967,175
Total	$ 6,296,340	$ 31,113,154	$ -	$ 37,409,494
Derivatives
Forward Foreign Currency Exchange Contracts	$ -	$ 4,911	$ -	$ 4,911

Liabilities - Derivatives
Forward Foreign Currency Exchange Contracts	$ -	$ (16,861)	$ -	$ (16,861)
Total	$ 6,296,340	$ 31,101,204	$ -	$ 37,397,544
* Refer to the Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2013

Forward Foreign Currency Exchange Contracts – Each Fund may enter into Forward Foreign Currency Exchange Contracts (“Forward Contracts”), in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy.  When executing Forward Contracts, the Funds are obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.  With respect to sales of forwards contracts, each Fund would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Funds realize a gain if the value of the contract decreases between those dates.  With respect to purchases of forward contracts, the Funds would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the Forward Contract is closed.  The Funds realize a gain if the value of the contract increases between those dates. The Funds are exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Funds are also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.

Leader Short-Term Bond Fund

	Settlement	Local	Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Market Value	Depreciation
To Buy:
Euro	11/4/2013	JP Morgan	25,645,000	$ 33,779,132	$ (61,190)
British Pound	11/5/2013	JP Morgan	4,270,000	6,563,869	(39,956)
			29,915,000	$ 40,343,001	$ (101,146)

	Net unrealized appreciation on forward foreign currency contracts:
Leader Total Return Fund
					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Currency	Market Value	(Depreciation)
To Buy:
Euro	11/4/2013	JP Morgan	2,948,000	$ 3,873,214	$ (16,861)
British Pound	11/4/2013	JP Morgan	670,000	1,041,111	4,911
			3,618,000	$ 4,914,325	$ (11,950)

The amounts of derivative instruments disclosed, on the Portfolio of Investments at February 28, 2013 is a reflection of the volume of derivative activity for each Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/30/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/30/2013

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/30/2013